Share Capital - Summary of Options Outstanding (Details)		3 Months Ended
		Jul. 31, 2026 shares $ / shares		Jul. 31, 2026 shares $ / shares	Apr. 30, 2026 shares	Apr. 30, 2025 shares
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price | $ / shares		$ 4.03
Remaining life (year)		4 years 29 days
Options outstanding		1,262,452		1,262,452	1,277,717	1,927,925
Unvested		281,278		281,278
Vested		981,174		981,174
Option Expiry Date January 7, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 7, 2027
Exercise price | $ / shares		$ 7.94
Remaining life (year)		5 months 8 days
Options outstanding		169,000		169,000
Unvested		0		0
Vested		169,000		169,000
Option Expiry Date January 13, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 13, 2027
Exercise price | $ / shares		$ 8.3
Remaining life (year)		5 months 12 days
Options outstanding		16,000		16,000
Unvested		0		0
Vested		16,000		16,000
Option Expiry Date May 15, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		May 15, 2027
Exercise price | $ / shares		$ 5.79
Remaining life (year)		9 months 14 days
Options outstanding		56,000		56,000
Unvested		0		0
Vested		56,000		56,000
Option Expiry Date February 19, 2028
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	February 19, 2028
Exercise price | $ / shares	[1]	$ 5.76
Remaining life (year)	[1]	1 year 6 months 21 days
Options outstanding	[1]	431,452		431,452
Unvested	[1]	0		0
Vested	[1]	431,452		431,452
Option Expiry Date January 19, 2029
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[2]	January 19, 2029
Exercise price | (per share)		$ 2.08	[2]	$ 1.48
Remaining life (year)	[2]	2 years 5 months 19 days
Options outstanding	[2]	60,000		60,000
Unvested	[2]	4,444		4,444
Vested	[2]	55,556		55,556
Option Expiry Date January 4, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	January 4, 2033
Exercise price | $ / shares	[3]	$ 2.07
Remaining life (year)	[3]	6 years 5 months 8 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	1,167		1,167
Vested	[3]	6,833		6,833
Option Expiry Date May 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	May 8, 2033
Exercise price | $ / shares	[3]	$ 2.07
Remaining life (year)	[3]	6 years 9 months 10 days
Options outstanding	[3]	4,000		4,000
Unvested	[3]	917		917
Vested	[3]	3,083		3,083
Option Expiry Date June 11, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	June 11, 2033
Exercise price | $ / shares	[3]	$ 2.07
Remaining life (year)	[3]	6 years 10 months 13 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	2,000		2,000
Vested	[3]	6,000		6,000
Option Expiry Date August 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	August 8, 2033
Exercise price | $ / shares	[3]	$ 2.07
Remaining life (year)	[3]	7 years 10 days
Options outstanding	[3]	4,000		4,000
Unvested	[3]	1,167		1,167
Vested	[3]	2,833		2,833
Option Expiry Date November 13, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	November 13, 2033
Exercise price | $ / shares	[3]	$ 2.07
Remaining life (year)	[3]	7 years 3 months 14 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	2,833		2,833
Vested	[3]	5,167		5,167
Option Expiry Date February 19, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	February 19, 2034
Exercise price | $ / shares	[3]	$ 2.07
Remaining life (year)	[3]	7 years 6 months 21 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	3,333		3,333
Vested	[3]	4,667		4,667
Option Expiry Date August 2, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		August 2, 2034
Exercise price | (per share)		$ 1.21	[4]	$ 0.86
Remaining life (year)	[4]	8 years 3 days
Options outstanding	[4]	490,000		490,000
Unvested	[4]	265,417		265,417
Vested	[4]	224,583		224,583

[1]	Exercise price of U.S.$4.10. The figure in the table above is translated at the July 31, 2026 rate.
[2]	Exercise price of U.S.$1.48. The figure in the table above is translated at the July 31, 2026 rate
[3]	Exercise price of U.S.$1.47. The figure in the table above is translated at the July 31, 2026 rate.
[4]	Exercise price of U.S.$0.86. The figure in the table above is translated at the July 31, 2026 rate.